Income Taxes (Operations in Jurisdictions Other Than PRC) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Contingency [Line Items]
Net income (loss) before income taxes	¥ (18,554)	$ (2,698)	¥ (45,195)	¥ (49,166)
Cayman Islands [Member]
Income Tax Contingency [Line Items]
Net income (loss) before income taxes	(949)	(138)	(2,406)	(1,352)
British Virgin Islands [Member]
Income Tax Contingency [Line Items]
Net income (loss) before income taxes	(7)	(1)	(5)	(5)
PRC [Member]
Income Tax Contingency [Line Items]
Net income (loss) before income taxes	(17,598)	(2,559)	(42,784)	(47,796)
USA [Member]
Income Tax Contingency [Line Items]
Net income (loss) before income taxes	¥ 0	$ 0	¥ 0	¥ (13)